Shareholders' Equity - Summary of Reconciliation of RSU's (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Unvested beginning balance | €	€ 20.03
Forfeited during the year | €		€ 20.03
Expired during the year | €	0	0
Vested during the year | €	20.03	20.03
Granted during the year | €		20.03
Unvested ending balance | €	€ 20.03	€ 20.03
Unvested beginning balance | shares	194,546
Forfeited during the year | shares		(12,219)
Expired during the year | shares	0	0
Vested during the year | shares	(93,244)	(7,331)
Granted during the year | shares		214,096
Unvested ending balance | shares	101,302	194,546